Inventories	3 Months Ended
Mar. 31, 2021
Inventories
Inventories	4. Inventories

	3/31/2021	12/31/2020
	(€ in thousands)
Raw materials and merchandise	3,736	3,733
Work in progress	7,434	7,661
Total	11,170	11,394